SCHEDULE OF FEDERAL STATUTORY INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory income tax rate, percent	(21.00%)	(21.00%)
State and local income taxes, percent	(6.00%)	6.00%
State and local income taxes, percent	6.00%	(6.00%)
Deferred tax assets valuation allowance percent	27.00%	27.00%
Effective income tax rate reconciliation, percent